General Information and Summary of Significant Accounting Policies - Schedule of exercise control (Detail) - shares			12 Months Ended
	Mar. 25, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021
Itau Corredores de Bolsa Limitada [member]
Disclosure of subsidiaries [line items]
Direct interest owned			99.987%	99.99%
Indirect interest owned			0.013%	0.01%
Total interest owned			100.00%	100.00%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned			99.994%	99.994%
Indirect interest owned			0.006%	0.006%
Total interest owned			100.00%	100.00%
Itau Corredores de Seguros S.A [member]
Disclosure of subsidiaries [line items]
Direct interest owned			99.99%	99.99%
Indirect interest owned			0.01%	0.01%
Total interest owned			100.00%	100.00%
Itau Asesorias Financieras S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned			99.99%	99.99%
Indirect interest owned			0.01%	0.01%
Total interest owned			100.00%	100.00%
Recaudaciones y Cobranzas Limitada [member]
Disclosure of subsidiaries [line items]
Direct interest owned			99.99%	99.99%
Indirect interest owned			0.01%	0.01%
Total interest owned			100.00%	100.00%
Itau Corpbanca New York Branch [member]
Disclosure of subsidiaries [line items]
Direct interest owned			100.00%	100.00%
Total interest owned			100.00%	100.00%
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Direct interest owned			94.99%	87.10%
Indirect interest owned			4.472%
Total interest owned			99.462%	87.10%
Helm Corredor de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned			94.987%	79.985%
Indirect interest owned			5.00%
Total interest owned			99.987%	79.985%
Itau Securities Services Colombia S.A. Sociedad Fiduciaria [member]
Disclosure of subsidiaries [line items]
Direct interest owned			5.499%	5.499%
Indirect interest owned			93.992%	82.31%
Total interest owned			99.491%	87.809%
Helm Comisionista de Bolsa S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned			2.219%	2.219%
Indirect interest owned			97.253%	85.166%
Total interest owned			99.472%	87.385%
Helm Fiduciaria S.A. [member]
Disclosure of subsidiaries [line items]
Indirect interest owned			99.443%	87.083%
Total interest owned			99.443%	87.083%
Helm Bank Panama S.A. [member]
Disclosure of subsidiaries [line items]
Indirect interest owned			99.462%	87.10%
Total interest owned			99.462%	87.10%
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of subsidiaries [line items]
Direct interest owned			100.00%
Total interest owned			100.00%
Number of shares acquired	4,800
Itau Corpbanca Colombia S.A. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired		59,554,210
Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired	3,600
Itau Holding Colombia S.A.S. [member] | Itau Corpbanca Colombia S.A. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired		33,752,474
Itau Holding Colombia S.A.S. [member] | Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of subsidiaries [line items]
Number of shares acquired	1,200